Advances for Vessels Acquisitions (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Advances for Vessel Acquisitions Disclosure [Abstract]
Balance at the beginning of the year	$ 240,871	$ 339,552
Pre-delivery installments	57,048	572,496
Capitalized interest and finance costs	1,306	7,845
Other capitalized costs	704	10,090
Transferred to Vessels, net		(689,112)
Sale and leaseback	(299,929)
Balance at the end of the year	$ 0	$ 240,871